Acquisition Consideration Payable - Summary of Contingent Consideration (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 116,761	$ 115,676
Consideration paid in cash	88,834	87,763
Consideration paid in stock	6,364	6,364
Extinguishment of consideration	3,131	3,032
Consideration extinguished on disposal	17,968	17,968
consideration payable	464	549
Payable in cash		99
Payable in stock	464	450
Qingdao Kaixiang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	16,070	16,070
Consideration paid in cash	7,748	7,748
Consideration paid in stock	4,196	4,196
Extinguishment of consideration
Consideration extinguished on disposal	4,126	4,126
consideration payable
Payable in cash
Payable in stock
Wanshuizhiyuan [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	11,121	11,121
Consideration paid in cash	9,915	9,915
Consideration paid in stock
Extinguishment of consideration
Consideration extinguished on disposal	1,206	1,206
consideration payable
Payable in cash
Payable in stock
Shenyang Jingli [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	18,092	18,092
Consideration paid in cash	16,655	16,655
Consideration paid in stock
Extinguishment of consideration
Consideration extinguished on disposal	1,437	1,437
consideration payable
Payable in cash
Payable in stock
Haiya [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	9,002	9,002
Consideration paid in cash	5,970	5,970
Consideration paid in stock
Extinguishment of consideration	3,032	3,032
Consideration extinguished on disposal
consideration payable
Payable in cash
Payable in stock
Shanghai Botang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	36,176	35,091
Consideration paid in cash	35,712	34,641
Consideration paid in stock
Extinguishment of consideration
Consideration extinguished on disposal
consideration payable	464	450
Payable in cash
Payable in stock	464	450
HK Ad-Icon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	2,414	2,414
Consideration paid in cash	1,847	1,847
Consideration paid in stock	468	468
Extinguishment of consideration	99
Consideration extinguished on disposal
consideration payable		99
Payable in cash		99
Payable in stock
Wenzhou Rigao [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	8,380	8,380
Consideration paid in cash	4,770	4,770
Consideration paid in stock
Extinguishment of consideration
Consideration extinguished on disposal	3,610	3,610
consideration payable
Payable in cash
Payable in stock
Wuxi Ruizhong [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	4,783	4,783
Consideration paid in cash	3,744	3,744
Consideration paid in stock
Extinguishment of consideration
Consideration extinguished on disposal	1,039	1,039
consideration payable
Payable in cash
Payable in stock
Zhejiang Continental [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	10,723	10,723
Consideration paid in cash	2,473	2,473
Consideration paid in stock	1,700	1,700
Extinguishment of consideration
Consideration extinguished on disposal	6,550	6,550
consideration payable
Payable in cash
Payable in stock